INCOME TAX	12 Months Ended
Dec. 31, 2015
INCOME TAX [Abstract]
INCOME TAX

NOTE 17 – INCOME TAX

BVI

Ossen Innovation Co., Ltd, Ossen Innovation Group, Ossen Asia and Topchina are registered in the British Virgin Island and are exempt from income tax.

The PRC

According to the relevant laws and regulations in the PRC, foreign invested enterprises established prior to January 1, 2008 are entitled to full exemption from income tax for two years beginning with the first year in which such enterprise is profitable and a 50% income tax reduction for the subsequent three years. Ossen Materials was entitled to an exemption during the two years ended December 31, 2006 and was subject to a 50% income tax reduction during the three years ended December 31, 2009. Starting from January 1, 2010, Ossen Materials enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government. Ossen Jiujiang was entitled to the CIT exemption during the two years ended December 31, 2008, was subject to a 50% income tax reduction during the three years ended December 31, 2011. Starting from January 1, 2012, Ossen Jiujiang enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government.

Enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2015, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2015, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company's non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax The Company has analyzed the applicability of this law, as of December 31, 2015, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

PRC tax law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed in the years ended December 31, 2015 and 2014.

Income tax expenses consist of the following:

	Year Ended December 31,
	2015	2014	2013
Current	$1,018,143	$745,338	$1,224,430
Deferred	162,024	(166,611)	(5,400)
Income tax expenses	$1,180,167	$578,727	$1,219,030

Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2015	2014	2013
Computed "expected" income tax expenses	$1,948,393	$1,178,571	$1,322,219
Effect on tax incentive / holiday	(982,104)	(726,615)	(645,720)
Non-deductable expense	213,878	126,771	542,531
Income tax expenses	$1,180,167	$578,727	$1,219,030

Components of net deferred tax assets are as follows:

	December 31,
	2015	2014	2013

Provision of doubtful accounts	$110,715	$281,150	$200,427
Provision of interest expense	82,798	87,455	-
	$193,513	$368,605	$200,427

The deferred tax assets balance of $193,513, $368,605 and $200,427 at December 31, 2015, 2014 and 2013 respectively are included in other current assets in the accompanying consolidated balance sheets.